Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT3-0425
1.9901446.103
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(x) (Cost $24,070,596)	2,418,290	23,675,062

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (c)(d)(e)	175,000	177,675
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (c)(d)(e)	100,000	100,566
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (c)(d)(e)	230,000	230,147
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (c)(d)(e)	141,000	143,744
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 0% 4/15/2038 (c)(d)(e)(f)	250,000	250,000
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (c)(d)(e)	108,000	111,407
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (c)(d)(e)	150,000	154,004
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (c)(d)(e)	150,000	154,198
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (c)(d)(e)	125,000	125,049
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (c)(d)(e)	112,000	114,717
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (c)(d)(e)	127,000	129,913
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 2.5% 2/20/2038 (c)(d)(e)	285,000	285,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (c)(d)(e)	248,000	258,057
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (c)(d)(e)	285,000	287,399
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 3.8% 4/20/2038 (c)(d)(e)	100,000	100,000
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (c)(d)(e)	150,000	153,567
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,597,768
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (c)(d)(e)	285,000	295,639
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (c)	150,000	153,991
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (c)(d)(e)	150,000	152,587
TOTAL UNITED STATES		602,217
TOTAL ASSET-BACKED SECURITIES (Cost $3,321,445)		3,377,660

Bank Loan Obligations - 6.3%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	67,498	67,498
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (d)(e)(g)	1,591,354	1,288,997
UNITED KINGDOM - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 12/12/2026 (d)(e)(g)	1,080,000	1,065,830
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4261% 7/21/2030 (d)(e)(g)	2,452,661	2,441,427
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6074% 2/7/2028 (d)(e)(g)	5,365,840	5,427,870
TOTAL UNITED KINGDOM		8,935,127
UNITED STATES - 5.8%
Communication Services - 0.2%
Media - 0.2%
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9261% 9/30/2026 (d)(e)(g)	4,119,931	4,111,362
Consumer Discretionary - 2.4%
Broadline Retail - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (d)(e)(g)	2,766,619	2,551,515
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(g)	7,762,301	6,475,544
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(g)	1,936,411	1,796,021
		8,271,565
Hotels, Restaurants & Leisure - 1.2%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (d)(e)(g)	3,163,695	3,174,420
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 1/17/2032 (d)(e)(g)(i)	2,340,000	2,336,092
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 12/22/2031 (d)(e)(g)	1,615,000	1,608,943
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (d)(e)(g)	2,280,615	2,200,383
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (d)(e)(g)	1,969,872	1,913,238
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (d)(e)(g)	6,882,118	6,630,921
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (d)(e)(g)	458,802	443,318
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (d)(e)(g)	1,904,947	1,837,474
		20,144,789
Household Durables - 0.5%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (d)(e)(g)	885,251	884,702
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 6/29/2028 (d)(e)(g)	4,179,418	4,058,883
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 10/30/2027 (d)(e)(g)	2,554,852	2,544,863
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6616% 10/30/2027 (d)(e)(g)	927,615	926,456
		8,414,904
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1521% 6/6/2031 (d)(e)(g)	3,529,951	3,482,756
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.1767% 9/10/2029 (d)(e)(g)	824,932	793,221
		4,275,977
TOTAL CONSUMER DISCRETIONARY		43,658,750

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 14.6162% 8/2/2028 (d)(e)(g)	155,405	154,472
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (d)(e)(g)(i)	345,000	345,862
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	1,620,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	3,800,000	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 10/30/2028 (d)(e)(g)	774,055	769,380
		1,115,243
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6761% 1/31/2028 (d)(e)(g)	1,134,000	1,106,217
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 5.3288% 6/28/2029 (d)(e)(g)	940,485	891,109
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3116% 9/24/2031 (d)(e)(g)	725,000	727,117
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (d)(e)(g)	1,452,700	1,202,110
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7754% 1/31/2029 (d)(e)(g)	520,000	513,661
		3,333,997
Industrials - 0.8%
Aerospace & Defense - 0.1%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (d)(e)(g)(i)	185,000	185,370
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(g)(i)	845,259	846,315
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(g)(i)	79,741	79,841
		1,111,526
Commercial Services & Supplies - 0.3%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (d)(e)(g)	1,233,892	1,223,564
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(g)	2,394,148	2,357,350
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (d)(e)(g)	64,835	54,313
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (d)(e)(g)	2,902,614	2,437,383
		6,072,610
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3021% 11/30/2025 (d)(e)(g)	785,072	786,054
Professional Services - 0.4%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 12/30/2028 (d)(e)(g)	2,986,502	2,818,511
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 6/2/2028 (d)(e)(g)	3,355,633	3,339,895
		6,158,406
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.802% 1/29/2028 (d)(e)(g)	560,000	549,601
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.552% 1/29/2031 (d)(e)(g)	185,000	181,609
		731,210
TOTAL INDUSTRIALS		14,859,806

Information Technology - 1.0%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan 9.8116% 12/17/2029 (d)(g)	400,000	408,416
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (d)(e)(g)	3,147,630	2,872,212
Software - 0.4%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (d)(e)(g)	470,199	468,083
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/11/2028 (d)(e)(g)(i)	250,000	249,570
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	2,890,152	2,890,152
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (d)(e)(g)	710,000	710,255
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (d)(e)(g)	780,000	771,506
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (d)(e)(g)	358,149	358,407
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (d)(e)(g)	1,655,000	1,631,549
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6619% 5/15/2028 (d)(e)(g)	329,348	340,120
		7,419,642
Technology Hardware, Storage & Peripherals - 0.4%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (d)(e)(g)(i)	7,025,000	6,924,051
TOTAL INFORMATION TECHNOLOGY		17,624,321

Materials - 0.8%
Chemicals - 0.8%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (d)(e)(g)	564,154	507,270
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (d)(e)(g)(k)	177,003	179,068
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (d)(e)(g)	165,955	167,892
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (d)(e)(g)	1,127,175	1,097,711
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3021% 3/15/2029 (d)(e)(g)	4,301,479	4,304,447
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8491% 3/15/2030 (d)(e)(g)	254,118	243,634
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0501% 8/22/2031 (d)(e)(g)	3,955,034	3,833,101
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1086% 11/22/2031 (d)(e)(g)	3,741,000	3,641,228
		13,974,351
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/4/2032 (d)(e)(g)(i)	200,000	199,500
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/30/2032 (d)(e)(g)(i)	395,000	394,013
		593,513
TOTAL MATERIALS		14,567,864

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.219% 11/14/2025 (d)(e)(g)	1,959,637	1,949,839
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1761% 3/25/2028 (d)(e)(g)	3,955,777	3,837,499
		5,787,338
TOTAL UNITED STATES		106,319,370
TOTAL BANK LOAN OBLIGATIONS (Cost $116,403,758)		116,610,992

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2215% 6/15/2038 (c)(d)(e)	1,132,745	1,124,915
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	1,066,000	1,020,025
TOTAL UNITED STATES		2,144,940
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,039,399)		2,144,940

Common Stocks - 2.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	11,500	717,830
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
South Bow Corp	72,400	1,732,598
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (l)	49,600	946,258
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (l)	3,762,862	4,432,294
UNITED STATES - 1.8%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	33,042	214,773
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (l)	77,600	609,936
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers Inc rights (h)(l)	1,184,833	290,438
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Mesquite Energy Inc (h)(l)	204,784	17,801,873
New Fortress Energy Inc (m)	92,918	1,393,770
		19,195,643
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (h)	153,538	1,919,225
Cano Health LLC warrants (h)(l)	8,312	33,082
Surgery Partners Inc (l)	101,200	2,579,588
		4,531,895
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (l)	20,900	1,891,241
IT Services - 0.3%
GTT Communications Inc (h)(l)	89,354	4,192,490
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (l)	29,200	1,528,328
TOTAL INFORMATION TECHNOLOGY		7,612,059

TOTAL UNITED STATES		32,454,744
TOTAL COMMON STOCKS (Cost $29,755,853)		40,283,724

Convertible Corporate Bonds - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,272,533	7,295,494
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Instruments Inc 1.25% 6/1/2030 (c)	1,835,000	1,862,073
ON Semiconductor Corp 0% 5/1/2027 (n)	598,000	701,223
Wolfspeed Inc 1.875% 12/1/2029	5,571,000	2,144,836
		4,708,132
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	1,897,000	1,699,712
Redfin Corp 0.5% 4/1/2027	4,434,000	3,400,435
		5,100,147
Utilities - 0.1%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,502,000	1,528,256
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 0% 11/15/2025 (c)(o)	523,000	496,327
NextEra Energy Partners LP 2.5% 6/15/2026 (c)	1,722,000	1,629,576
		2,125,903
TOTAL UTILITIES		3,654,159

TOTAL UNITED STATES		20,757,932
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $21,221,253)		20,757,932

Non-Convertible Corporate Bonds - 80.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Chemicals - 0.1%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)		1,738,000	1,615,667
Metals & Mining - 0.4%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (c)		730,000	666,077
Mineral Resources Ltd 8% 11/1/2027 (c)		1,980,000	2,028,979
Mineral Resources Ltd 8.5% 5/1/2030 (c)		2,615,000	2,705,432
Mineral Resources Ltd 9.25% 10/1/2028 (c)		1,360,000	1,438,397
			6,838,885
TOTAL AUSTRALIA			8,454,552
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		2,155,000	2,137,553
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		1,400,000	1,349,040
BRAZIL - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (c)		1,904,000	1,900,954
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		897,018	932,898
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (c)		4,165,000	4,050,463
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		2,824,823	2,733,016
			6,783,479
TOTAL BRAZIL			9,617,331
CAMEROON - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golar LNG Ltd 7% 10/20/2025 (c)		3,344,000	3,358,212
Golar LNG Ltd 7.75% 9/19/2029 (c)(p)		3,400,000	3,388,168

TOTAL CAMEROON			6,746,380
CANADA - 3.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		3,170,000	2,870,573
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		3,210,000	3,196,332
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		2,350,000	2,382,007
			8,448,912
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (c)		400,000	354,976
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		665,000	633,127
			988,103
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp 7.375% 3/15/2032 (c)		1,745,000	1,719,796
Parkland Corp 4.5% 10/1/2029 (c)		980,000	918,716
Parkland Corp 4.625% 5/1/2030 (c)		4,735,000	4,407,201
Parkland Corp 6.625% 8/15/2032 (c)		490,000	491,146
Vermilion Energy Inc 7.25% 2/15/2033 (c)(f)		370,000	368,109
			7,904,968
Health Care - 0.2%
Pharmaceuticals - 0.2%
1375209 Bc Ltd 9% 1/30/2028 (c)		3,058,000	3,062,443
Industrials - 0.7%
Aerospace & Defense - 0.4%
Bombardier Inc 7% 6/1/2032 (c)		1,250,000	1,274,639
Bombardier Inc 7.25% 7/1/2031 (c)		2,255,000	2,328,466
Bombardier Inc 7.875% 4/15/2027 (c)		1,702,000	1,708,051
Bombardier Inc 8.75% 11/15/2030 (c)		1,250,000	1,345,935
			6,657,091
Commercial Services & Supplies - 0.3%
Garda World Security Corp 8.25% 8/1/2032 (c)		883,000	908,259
Garda World Security Corp 8.375% 11/15/2032 (c)		1,010,000	1,042,832
Wrangler Holdco Corp 6.625% 4/1/2032 (c)(q)		2,840,000	2,903,841
			4,854,932
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (c)		1,075,000	1,047,837
Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (c)		905,000	829,834
Open Text Corp 3.875% 2/15/2028 (c)		1,590,000	1,509,876
Open Text Holdings Inc 4.125% 12/1/2031 (c)(q)		3,020,000	2,706,778
Open Text Holdings Inc 4.125% 2/15/2030 (c)(q)		3,045,000	2,792,133
			7,838,621
Materials - 1.2%
Chemicals - 1.1%
Methanex Corp 5.125% 10/15/2027		5,325,000	5,241,547
Methanex Corp 5.25% 12/15/2029		1,795,000	1,747,944
Methanex Corp 5.65% 12/1/2044		3,660,000	3,199,585
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		4,555,000	4,270,818
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		3,354,000	3,295,843
NOVA Chemicals Corp 7% 12/1/2031 (c)		1,420,000	1,432,473
NOVA Chemicals Corp 8.5% 11/15/2028 (c)		825,000	876,223
NOVA Chemicals Corp 9% 2/15/2030 (c)		955,000	1,018,756
			21,083,189
Metals & Mining - 0.1%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		1,840,000	1,819,730
TOTAL MATERIALS			22,902,919

TOTAL CANADA			63,705,826
CHILE - 0.2%
Communication Services - 0.2%
Media - 0.2%
VTR Finance NV 6.375% 7/15/2028 (c)		3,112,000	2,909,720
COLOMBIA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		5,914,000	3,504,045
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		2,995,000	2,822,788
			6,326,833
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		3,413,000	2,950,538
TOTAL COLOMBIA			9,277,371
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		1,835,000	1,844,175
FINLAND - 0.3%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Amer Sports Co 6.75% 2/16/2031 (c)(q)		3,595,000	3,690,077
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		2,810,000	2,666,690
TOTAL FINLAND			6,356,767
FRANCE - 1.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 5.125% 1/15/2029 (c)		4,950,000	3,948,639
Altice France SA 5.125% 7/15/2029 (c)		8,577,000	6,825,140
Altice France SA 5.5% 1/15/2028 (c)		2,455,000	1,986,265
Altice France SA 5.5% 10/15/2029 (c)		950,000	755,732
Iliad Holding SASU 7% 4/15/2032 (c)		2,115,000	2,144,426
Iliad Holding SASU 8.5% 4/15/2031 (c)		2,690,000	2,888,172
			18,548,374
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA 7.5% 4/15/2032 (c)		4,236,000	4,416,377
Viridien 8.75% 4/1/2027 (c)		3,525,000	3,562,925
			7,979,302
TOTAL FRANCE			26,527,676
GERMANY - 0.8%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF North America Capital Inc 4.75% 4/29/2025 (c)		1,930,000	1,926,410
ZF North America Capital Inc 6.75% 4/23/2030 (c)		2,175,000	2,139,482
ZF North America Capital Inc 6.875% 4/14/2028 (c)(q)		810,000	816,037
ZF North America Capital Inc 6.875% 4/23/2032 (c)		1,320,000	1,272,417
ZF North America Capital Inc 7.125% 4/14/2030 (c)		810,000	809,977
			6,964,323
Industrials - 0.4%
Machinery - 0.4%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (c)		2,560,000	2,581,007
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)		4,880,000	4,825,496
			7,406,503
TOTAL GERMANY			14,370,826
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		880,000	834,627
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		915,000	886,406
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		1,244,000	1,186,465
Tullow Oil PLC 10.25% 5/15/2026 (c)		4,238,000	3,847,554

TOTAL GHANA			6,755,052
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Azorra Finance Ltd 7.75% 4/15/2030 (c)		1,755,000	1,777,304
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		2,035,000	2,090,757

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			3,868,061
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 4.5% 4/27/2031 (c)		1,510,000	1,332,424
Millicom International Cellular SA 5.125% 1/15/2028 (c)		1,453,500	1,408,340
Millicom International Cellular SA 7.375% 4/2/2032 (c)		940,000	952,361

TOTAL GUATEMALA			3,693,125
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (c)		1,693,000	1,558,479
IRELAND - 0.8%
Financials - 0.7%
Financial Services - 0.7%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		2,950,000	2,920,557
GGAM Finance Ltd 6.875% 4/15/2029 (c)		1,170,000	1,193,747
GGAM Finance Ltd 7.75% 5/15/2026 (c)		1,385,000	1,406,704
GGAM Finance Ltd 8% 2/15/2027 (c)		3,565,000	3,681,344
GGAM Finance Ltd 8% 6/15/2028 (c)		4,200,000	4,430,010
			13,632,362
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		1,500,000	1,499,804
TOTAL IRELAND			15,132,166
ISRAEL - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(p)		175,000	173,468
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(p)		1,840,000	1,758,304
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(p)		725,000	666,348
Energean PLC 6.5% 4/30/2027 (c)		2,175,000	2,171,194
			4,769,314
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,775,000	1,719,940
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		250,000	270,414
			1,990,354
TOTAL ISRAEL			6,759,668
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
UniCredit SpA 5.459% 6/30/2035 (c)(d)		2,591,000	2,525,077
UniCredit SpA 5.861% 6/19/2032 (c)(d)		745,000	745,344

TOTAL ITALY			3,270,421
LUXEMBOURG - 0.7%
Communication Services - 0.5%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (c)		7,998,000	6,254,261
Altice France Holding SA 6% 2/15/2028 (c)		1,972,000	537,568
			6,791,829
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		1,865,000	1,684,908
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		600,000	619,559
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		2,825,000	2,663,213
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		1,411,000	1,295,888
TOTAL LUXEMBOURG			13,055,397
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		982,000	977,090
MEXICO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos 6.5% 3/13/2027		2,685,000	2,590,757
NETHERLANDS - 0.3%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (c)		1,730,000	1,620,579
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Sigma Holdco BV 7.875% 5/15/2026 (c)		2,569,000	2,561,725
Materials - 0.1%
Containers & Packaging - 0.1%
Trivium Packaging Finance BV 5.5% 8/15/2026 (c)		180,000	179,105
Trivium Packaging Finance BV 8.5% 8/15/2027 (c)		1,295,000	1,295,925
			1,475,030
TOTAL NETHERLANDS			5,657,334
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (c)		619,000	606,930
IHS Holding Ltd 6.25% 11/29/2028 (c)		623,000	590,876
IHS Holding Ltd 7.875% 5/29/2030 (c)		1,300,000	1,274,000
IHS Holding Ltd 8.25% 11/29/2031 (c)		2,130,000	2,087,400

TOTAL NIGERIA			4,559,206
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		740,000	755,122
TGS ASA 8.5% 1/15/2030 (c)		1,660,000	1,713,875

TOTAL NORWAY			2,468,997
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		2,600,000	2,538,250
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)		5,158,000	5,158,361
TOTAL PANAMA			7,696,611
PERU - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		3,293,000	3,130,490
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		1,985,000	1,612,996
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		2,995,000	2,741,019

TOTAL PUERTO RICO			4,354,015
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		4,650,000	4,022,250
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (c)		1,695,000	1,568,062
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)		150,000	142,092
TOTAL SPAIN			1,710,154
SWITZERLAND - 0.6%
Industrials - 0.4%
Aerospace & Defense - 0.4%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		5,014,000	4,594,956
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		1,954,000	1,954,795
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		1,305,000	1,342,709
			7,892,460
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		2,590,000	2,665,529
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		525,000	467,249
			3,132,778
TOTAL SWITZERLAND			11,025,238
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		6,200,000	6,256,482
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (c)		1,340,000	1,320,503
UNITED KINGDOM - 2.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		1,070,000	959,071
Virgin Media Finance PLC 5% 7/15/2030 (c)		825,000	718,561
			1,677,632
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		4,685,000	4,155,068
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		4,045,000	3,518,759
Consumer Discretionary - 1.0%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		2,090,000	2,153,672
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)		1,840,000	1,907,156
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		2,535,000	2,671,811
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)		1,420,000	1,488,318
			8,220,957
Automobiles - 0.3%
Mclaren Finance PLC 7.5% 8/1/2026 (c)		3,320,000	3,320,000
Hotels, Restaurants & Leisure - 0.1%
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (c)		750,000	727,621
Motion Finco Sarl 8.375% 2/15/2032 (c)(f)		1,050,000	1,056,609
			1,784,230
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		2,580,000	2,557,106
TOTAL CONSUMER DISCRETIONARY			15,882,293

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
eG Global Finance PLC 12% 11/30/2028 (c)		5,170,000	5,798,227
Harbour Energy PLC 5.5% 10/15/2026 (c)		540,000	538,743
			6,336,970
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)		1,435,000	1,327,708
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		705,000	738,912
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		3,955,000	3,897,703
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)(f)		2,125,000	2,123,672
			6,021,375
TOTAL UNITED KINGDOM			39,658,717
UNITED STATES - 63.4%
Communication Services - 6.1%
Diversified Telecommunication Services - 1.2%
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)		2,530,000	2,369,775
Consolidated Communications Inc 5% 10/1/2028 (c)		865,000	819,348
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		1,495,000	1,479,704
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)		1,190,000	1,190,342
Frontier Communications Holdings LLC 5.875% 11/1/2029		2,365,000	2,357,086
Level 3 Financing Inc 10% 10/15/2032 (c)		345,000	343,991
Level 3 Financing Inc 10.5% 5/15/2030 (c)		3,258,000	3,550,275
Level 3 Financing Inc 11% 11/15/2029 (c)		1,581,023	1,792,392
Level 3 Financing Inc 3.625% 1/15/2029 (c)		1,130,000	870,100
Level 3 Financing Inc 3.75% 7/15/2029 (c)		1,125,000	855,000
Level 3 Financing Inc 3.875% 10/15/2030 (c)		5,412,000	4,219,303
Level 3 Financing Inc 4% 4/15/2031 (c)		175,000	136,500
Level 3 Financing Inc 4.25% 7/1/2028 (c)		350,000	309,982
Level 3 Financing Inc 4.5% 4/1/2030 (c)		2,255,000	1,867,050
Level 3 Financing Inc 4.625% 9/15/2027 (c)		175,000	172,375
Lumen Technologies Inc 4.5% 1/15/2029 (c)		365,000	304,968
			22,638,191
Media - 4.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		3,567,000	3,378,634
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)(q)		2,840,000	2,320,195
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		5,510,000	4,888,091
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (q)		5,889,000	5,108,155
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)(q)		7,110,000	6,032,562
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)(q)		2,435,000	2,215,352
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)(q)		2,395,000	2,131,186
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		240,000	235,567
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		1,440,000	1,402,728
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		2,325,000	2,070,023
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)(q)		2,665,000	2,757,862
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)		2,690,000	2,828,023
CSC Holdings LLC 3.375% 2/15/2031 (c)		4,895,000	3,558,015
CSC Holdings LLC 4.125% 12/1/2030 (c)		3,145,000	2,374,173
CSC Holdings LLC 4.5% 11/15/2031 (c)		983,000	740,960
CSC Holdings LLC 4.625% 12/1/2030 (c)		7,180,000	3,935,420
CSC Holdings LLC 5.375% 2/1/2028 (c)		2,550,000	2,241,802
DISH DBS Corp 5.125% 6/1/2029		4,156,000	2,733,566
DISH DBS Corp 7.375% 7/1/2028		1,435,000	1,029,139
EchoStar Corp 10.75% 11/30/2029		13,891,890	14,980,671
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		6,758,034	6,238,355
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		1,685,000	1,765,578
Sirius XM Radio LLC 4.125% 7/1/2030 (c)(q)		4,645,000	4,151,859
Sirius XM Radio LLC 5.5% 7/1/2029 (c)(q)		585,000	569,647
Univision Communications Inc 4.5% 5/1/2029 (c)(q)		130,000	118,383
Univision Communications Inc 6.625% 6/1/2027 (c)		2,495,000	2,495,646
Univision Communications Inc 7.375% 6/30/2030 (c)		2,750,000	2,713,354
Univision Communications Inc 8% 8/15/2028 (c)		1,215,000	1,242,048
Univision Communications Inc 8.5% 7/31/2031 (c)		4,030,000	4,047,765
			90,304,759
TOTAL COMMUNICATION SERVICES			112,942,950

Consumer Discretionary - 8.5%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		1,825,000	1,849,324
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		1,760,000	1,787,614
Patrick Industries Inc 6.375% 11/1/2032 (c)		970,000	956,399
			4,593,337
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (c)(d)(e)		2,365,000	2,394,553
Broadline Retail - 0.4%
CMG Media Corp 8.875% 6/18/2029 (c)		935,000	753,358
Kohl's Corp 4.25% 7/17/2025		945,000	938,251
Match Group Holdings II LLC 3.625% 10/1/2031 (c)		440,000	377,539
Match Group Holdings II LLC 4.125% 8/1/2030 (c)		930,000	840,089
Nordstrom Inc 4.25% 8/1/2031		685,000	604,112
Nordstrom Inc 4.375% 4/1/2030		435,000	396,379
Wayfair LLC 7.25% 10/31/2029 (c)(q)		2,683,000	2,737,733
			6,647,461
Distributors - 0.1%
Windsor Holdings III LLC 8.5% 6/15/2030 (c)		1,605,000	1,697,668
Diversified Consumer Services - 0.8%
Service Corp International/US 4% 5/15/2031 (q)		1,285,000	1,160,930
Service Corp International/US 5.125% 6/1/2029 (q)		810,000	791,631
Service Corp International/US 5.75% 10/15/2032		635,000	623,958
Sotheby's 7.375% 10/15/2027 (c)		3,310,000	3,257,599
StoneMor Inc 8.5% 5/15/2029 (c)		1,870,000	1,711,355
TKC Holdings Inc 10.5% 5/15/2029 (c)		3,208,000	3,272,346
TKC Holdings Inc 6.875% 5/15/2028 (c)		2,575,000	2,564,882
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)(q)		2,175,000	2,173,811
			15,556,512
Hotels, Restaurants & Leisure - 4.4%
Caesars Entertainment Inc 6% 10/15/2032 (c)(q)		2,530,000	2,460,576
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		2,840,000	2,875,367
Caesars Entertainment Inc 7% 2/15/2030 (c)		865,000	891,564
Caesars Entertainment Inc 8.125% 7/1/2027 (c)		1,119,000	1,130,841
Carnival Corp 10.5% 6/1/2030 (c)		3,840,000	4,101,869
Carnival Corp 6% 5/1/2029 (c)		3,000,000	3,005,799
Carnival Corp 6.125% 2/15/2033 (c)		8,170,000	8,201,683
Carnival Corp 6.65% 1/15/2028		670,000	684,737
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		930,000	913,725
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		5,892,000	5,550,102
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		3,750,000	3,297,322
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		2,055,000	1,873,272
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		875,000	869,281
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		1,325,000	1,334,202
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)(q)		3,080,000	3,108,059
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)(q)		3,305,000	3,348,114
Life Time Inc 6% 11/15/2031 (c)(q)		4,405,000	4,405,784
Lindblad Expeditions LLC 6.75% 2/15/2027 (c)		395,000	396,829
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		2,650,000	2,249,902
MGM Resorts International 6.5% 4/15/2032		1,585,000	1,586,282
Mohegan Tribal Gaming Authority 8% 2/1/2026 (c)		3,901,000	3,885,566
NCL Corp Ltd 5.875% 3/15/2026 (c)		209,000	209,764
NCL Corp Ltd 6.75% 2/1/2032 (c)		1,780,000	1,807,935
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		2,460,000	2,442,649
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		5,095,000	5,135,353
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		3,225,000	3,281,334
Station Casinos LLC 4.5% 2/15/2028 (c)		390,000	373,722
Station Casinos LLC 6.625% 3/15/2032 (c)(q)		1,580,000	1,589,021
Viking Cruises Ltd 9.125% 7/15/2031 (c)		535,000	579,931
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (c)		1,545,000	1,529,451
VOC Escrow Ltd 5% 2/15/2028 (c)		1,420,000	1,387,219
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)		735,000	768,540
Yum! Brands Inc 4.625% 1/31/2032 (q)		3,255,000	3,030,661
Yum! Brands Inc 5.375% 4/1/2032 (q)		585,000	572,118
			78,878,574
Household Durables - 0.8%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (c)		2,060,000	1,907,658
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		1,255,000	1,265,438
Landsea Homes Corp 8.875% 4/1/2029 (c)		895,000	896,608
LGI Homes Inc 4% 7/15/2029 (c)		965,000	876,413
LGI Homes Inc 7% 11/15/2032 (c)		3,190,000	3,174,050
LGI Homes Inc 8.75% 12/15/2028 (c)		640,000	678,196
Newell Brands Inc 6.375% 5/15/2030		1,610,000	1,626,836
Newell Brands Inc 6.375% 9/15/2027 (q)		540,000	549,675
Newell Brands Inc 6.625% 5/15/2032 (q)		1,370,000	1,392,204
Newell Brands Inc 6.625% 9/15/2029 (q)		820,000	841,164
Newell Brands Inc 6.875% 4/1/2036 (r)		410,000	419,447
Newell Brands Inc 7% 4/1/2046 (r)		585,000	564,257
TopBuild Corp 4.125% 2/15/2032 (c)		1,320,000	1,180,815
			15,372,761
Specialty Retail - 1.5%
Carvana Co 12% 12/1/2028 pay-in-kind (c)(d)		1,546,861	1,666,293
Carvana Co 13% 6/1/2030 pay-in-kind (c)(d)		1,175,450	1,304,878
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		3,118,811	3,750,299
Carvana Co 4.875% 9/1/2029 (c)		1,322,000	1,140,357
Carvana Co 5.5% 4/15/2027 (c)		1,312,000	1,220,160
Carvana Co 5.625% 10/1/2025 (c)		3,269,000	3,248,570
Carvana Co 5.875% 10/1/2028 (c)		764,000	695,240
Champions Financing Inc 8.75% 2/15/2029 (c)(q)		3,425,000	3,271,107
LBM Acquisition LLC 6.25% 1/15/2029 (c)		3,695,000	3,415,610
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (q)		1,020,000	1,027,678
Staples Inc 10.75% 9/1/2029 (c)		3,334,000	3,267,466
Staples Inc 12.75% 1/15/2030 (c)		2,376,712	1,857,135
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)		2,070,000	2,142,739
			28,007,532
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc 4.125% 8/15/2031 (c)(q)		864,000	759,071
Levi Strauss & Co 3.5% 3/1/2031 (c)		905,000	800,078
Wolverine World Wide Inc 4% 8/15/2029 (c)		2,074,000	1,841,851
			3,401,000
TOTAL CONSUMER DISCRETIONARY			156,549,398

Consumer Staples - 2.5%
Beverages - 0.2%
Triton Water Holdings 6.25% 4/1/2029 (c)		3,598,000	3,571,824
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		3,410,000	3,136,990
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		4,380,000	4,209,356
C&S Group Enterprises LLC 5% 12/15/2028 (c)(q)		3,664,000	3,142,076
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		4,240,000	4,406,933
Performance Food Group Inc 5.5% 10/15/2027 (c)		335,000	333,193
Performance Food Group Inc 6.125% 9/15/2032 (c)		2,600,000	2,605,463
United Natural Foods Inc 6.75% 10/15/2028 (c)		480,000	476,398
US Foods Inc 4.75% 2/15/2029 (c)		1,695,000	1,639,275
US Foods Inc 5.75% 4/15/2033 (c)		1,390,000	1,351,276
US Foods Inc 6.875% 9/15/2028 (c)		1,000,000	1,026,901
US Foods Inc 7.25% 1/15/2032 (c)		340,000	352,874
Walgreen Co 4.4% 9/15/2042		475,000	317,575
Walgreens Boots Alliance Inc 4.1% 4/15/2050		395,000	262,419
Walgreens Boots Alliance Inc 4.65% 6/1/2046		350,000	231,644
Walgreens Boots Alliance Inc 8.125% 8/15/2029		1,060,000	1,075,345
			24,567,718
Food Products - 0.9%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		1,010,000	1,093,865
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		1,455,000	1,504,114
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		915,000	953,344
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)(q)		4,645,000	4,303,083
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		735,000	668,726
Post Holdings Inc 4.625% 4/15/2030 (c)		2,035,000	1,892,948
Post Holdings Inc 5.5% 12/15/2029 (c)		2,055,000	2,011,816
Post Holdings Inc 6.25% 10/15/2034 (c)(q)		885,000	862,428
Post Holdings Inc 6.25% 2/15/2032 (c)		1,905,000	1,906,434
Post Holdings Inc 6.375% 3/1/2033 (c)(q)		1,565,000	1,541,396
			16,738,154
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (c)(q)		1,100,000	1,109,971
TOTAL CONSUMER STAPLES			45,987,667

Energy - 8.8%
Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		1,585,000	1,606,713
Nabors Industries Inc 8.875% 8/15/2031 (c)		1,695,000	1,605,007
Nabors Industries Inc 9.125% 1/31/2030 (c)		380,000	394,440
Nabors Industries Ltd 7.5% 1/15/2028 (c)		1,475,000	1,425,478
Star Holding LLC 8.75% 8/1/2031 (c)		1,192,000	1,160,436
Transocean Aquila Ltd 8% 9/30/2028 (c)		462,923	474,558
Transocean Inc 8% 2/1/2027 (c)		4,096,000	4,095,981
Transocean Inc 8.25% 5/15/2029 (c)		2,200,000	2,208,624
Transocean Inc 8.5% 5/15/2031 (c)		2,395,000	2,411,394
Transocean Inc 8.75% 2/15/2030 (c)		1,062,500	1,108,151
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)		822,000	822,264
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		875,000	880,420
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		1,570,000	1,606,625
Valaris Ltd 8.375% 4/30/2030 (c)		3,400,000	3,491,640
			23,291,731
Oil, Gas & Consumable Fuels - 7.5%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)(q)		1,440,000	1,476,821
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		730,000	729,901
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)		540,000	554,701
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (c)		155,000	162,194
California Resources Corp 7.125% 2/1/2026 (c)(q)		394,000	394,093
California Resources Corp 8.25% 6/15/2029 (c)		4,905,000	5,042,752
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		800,000	775,862
Cheniere Energy Partners LP 5.75% 8/15/2034		1,840,000	1,843,735
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		3,110,000	3,118,960
CITGO Petroleum Corp 8.375% 1/15/2029 (c)		1,000,000	1,033,294
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		3,015,000	2,778,550
CNX Resources Corp 7.25% 3/1/2032 (c)(q)		2,535,000	2,585,041
CNX Resources Corp 7.375% 1/15/2031 (c)(q)		855,000	877,288
Comstock Resources Inc 5.875% 1/15/2030 (c)(q)		3,580,000	3,388,141
Comstock Resources Inc 6.75% 3/1/2029 (c)(q)		2,490,000	2,443,842
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		3,192,000	3,370,363
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)		3,265,000	3,317,909
CVR CHC LP 5.75% 2/15/2028 (c)		3,675,000	3,460,239
CVR CHC LP 8.5% 1/15/2029 (c)		2,775,000	2,716,511
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		5,200,000	5,221,305
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		2,305,000	2,417,493
DT Midstream Inc 4.125% 6/15/2029 (c)		575,000	543,614
DT Midstream Inc 4.375% 6/15/2031 (c)		195,000	180,367
DT Midstream Inc 5.8% 12/15/2034 (c)		810,000	808,716
Energy Transfer LP 7.375% 2/1/2031 (c)		1,355,000	1,419,835
Expand Energy Corp 4.75% 2/1/2032		3,505,000	3,271,233
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		4,165,000	4,165,875
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029 (q)		3,538,000	3,588,276
Global Partners LP / GLP Finance Corp 7% 8/1/2027		2,975,000	2,988,795
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)(q)		450,000	469,692
Harvest Midstream I LP 7.5% 5/15/2032 (c)		925,000	962,599
Harvest Midstream I LP 7.5% 9/1/2028 (c)		3,565,000	3,646,151
Hess Midstream Operations LP 4.25% 2/15/2030 (c)(q)		1,030,000	963,452
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		1,650,000	1,624,993
Hess Midstream Operations LP 5.5% 10/15/2030 (c)(q)		580,000	572,666
Hess Midstream Operations LP 5.625% 2/15/2026 (c)		3,510,000	3,511,197
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		685,000	698,852
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		1,100,000	1,143,525
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)		2,800,000	2,953,373
Kinetik Holdings LP 5.875% 6/15/2030 (c)		2,270,000	2,252,263
Kinetik Holdings LP 6.625% 12/15/2028 (c)(q)		2,335,000	2,387,655
Matador Resources Co 6.25% 4/15/2033 (c)		875,000	862,225
Matador Resources Co 6.5% 4/15/2032 (c)		1,900,000	1,904,714
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		3,355,000	3,343,880
Murphy Oil Corp 6% 10/1/2032		407,000	393,361
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		1,315,000	1,170,771
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		2,370,000	2,410,478
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		760,000	796,922
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		5,102,000	5,103,163
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		1,733,000	1,715,670
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		730,000	731,766
Permian Resources Operating LLC 7% 1/15/2032 (c)		530,000	544,030
Prairie Acquiror LP 9% 8/1/2029 (c)		495,000	511,905
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)		2,185,000	2,051,063
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		3,215,000	3,082,222
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)		330,000	321,009
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)		1,000,000	1,038,929
SM Energy Co 6.75% 8/1/2029 (c)		360,000	360,143
SM Energy Co 7% 8/1/2032 (c)		360,000	359,481
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,585,000	2,465,316
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,780,000	2,782,677
Sunoco LP 7% 5/1/2029 (c)		710,000	733,859
Sunoco LP 7.25% 5/1/2032 (c)(q)		1,085,000	1,132,074
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		2,805,000	2,743,839
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)(q)		5,570,000	5,376,615
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		4,356,000	4,190,862
Talos Production Inc 9% 2/1/2029 (c)		530,000	551,172
Talos Production Inc 9.375% 2/1/2031 (c)(q)		950,000	987,104
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		4,241,000	4,218,653
			137,746,027
TOTAL ENERGY			161,037,758

Financials - 6.7%
Banks - 0.3%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)(q)		1,730,000	1,676,138
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)(q)		695,000	722,509
Western Alliance Bancorp 3% 6/15/2031 (d)		3,700,000	3,519,921
			5,918,568
Capital Markets - 0.8%
Coinbase Global Inc 3.625% 10/1/2031 (c)(q)		2,320,000	2,006,873
Hightower Holding LLC 6.75% 4/15/2029 (c)		835,000	816,792
Hightower Holding LLC 9.125% 1/31/2030 (c)		3,160,000	3,329,902
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)		2,015,000	1,902,733
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		1,560,000	1,552,475
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (c)		2,265,000	2,340,902
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)(q)		520,000	492,405
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		960,000	964,512
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		1,840,000	1,910,240
			15,316,834
Consumer Finance - 1.7%
Ally Financial Inc 6.646% 1/17/2040 (d)(q)		3,242,000	3,206,055
Ally Financial Inc 6.7% 2/14/2033 (q)		3,380,000	3,475,325
Encore Capital Group Inc 8.5% 5/15/2030 (c)		3,400,000	3,596,343
Encore Capital Group Inc 9.25% 4/1/2029 (c)		1,345,000	1,441,414
Navient Corp 4.875% 3/15/2028		375,000	359,088
Navient Corp 5% 3/15/2027		375,000	368,493
Navient Corp 5.625% 8/1/2033		550,000	485,463
OneMain Finance Corp 3.5% 1/15/2027		2,675,000	2,573,633
OneMain Finance Corp 3.875% 9/15/2028 (q)		5,843,000	5,458,069
OneMain Finance Corp 5.375% 11/15/2029 (q)		1,750,000	1,698,620
OneMain Finance Corp 6.625% 5/15/2029		360,000	365,751
OneMain Finance Corp 7.125% 11/15/2031		160,000	164,557
OneMain Finance Corp 7.125% 3/15/2026		1,980,000	2,019,551
OneMain Finance Corp 7.5% 5/15/2031		875,000	910,231
OneMain Finance Corp 9% 1/15/2029		5,000	5,311
PRA Group Inc 8.875% 1/31/2030 (c)		2,015,000	2,108,066
SLM Corp 4.2% 10/29/2025		945,000	943,075
SLM Corp 6.5% 1/31/2030		1,857,000	1,874,409
			31,053,454
Financial Services - 2.6%
Block Inc 3.5% 6/1/2031 (q)		4,510,000	4,013,317
Block Inc 6.5% 5/15/2032 (c)(q)		4,897,000	5,005,268
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		3,255,000	3,407,601
Clue Opco LLC 9.5% 10/15/2031 (c)(q)		1,205,000	1,271,829
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		935,000	954,452
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		3,245,000	2,804,132
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		7,056,000	6,838,964
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,295,000	1,293,201
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		485,000	477,670
NCR Atleos Corp 9.5% 4/1/2029 (c)		1,465,000	1,596,182
NFE Financing LLC 12% 11/15/2029 (c)		4,807,612	5,017,856
Saks Global Enterprises LLC 11% 12/15/2029 (c)(q)		2,220,000	2,125,882
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		1,088,000	1,117,205
UWM Holdings LLC 6.625% 2/1/2030 (c)		3,440,000	3,447,018
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)(q)		6,160,000	6,375,729
			45,746,306
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)(q)		585,000	553,479
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		780,000	806,448
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		830,000	861,627
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		780,000	817,464
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)(q)		355,000	355,076
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (c)		587,000	584,411
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)		735,000	742,760
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		1,250,000	1,277,248
AmWINS Group Inc 4.875% 6/30/2029 (c)		1,910,000	1,819,197
AmWINS Group Inc 6.375% 2/15/2029 (c)(q)		1,590,000	1,608,401
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		3,070,000	3,095,021
HUB International Ltd 7.25% 6/15/2030 (c)		1,965,000	2,031,769
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)		2,295,000	2,350,238
			16,903,139
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp 6.25% 10/15/2025 (c)		368,000	367,582
Rithm Capital Corp 8% 4/1/2029 (c)		760,000	769,051
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		358,000	347,848
Starwood Property Trust Inc 4.75% 3/15/2025		183,000	182,673
Starwood Property Trust Inc 6% 4/15/2030 (c)		1,430,000	1,409,346
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		3,385,000	3,417,368
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		940,000	971,007
			7,464,875
TOTAL FINANCIALS			122,403,176

Health Care - 5.8%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		890,000	750,300
Health Care Equipment & Supplies - 0.7%
AdaptHealth LLC 5.125% 3/1/2030 (c)(q)		2,776,000	2,567,625
Avantor Funding Inc 3.875% 11/1/2029 (c)(q)		1,105,000	1,022,796
Avantor Funding Inc 4.625% 7/15/2028 (c)		280,000	270,700
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		7,110,000	7,224,627
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		1,215,000	1,237,131
			12,322,879
Health Care Providers & Services - 3.6%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		5,555,000	4,533,028
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		9,905,000	8,444,718
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		3,324,000	2,179,738
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		3,022,000	2,073,847
CVS Health Corp 6.75% 12/10/2054 (d)		1,193,000	1,179,506
CVS Health Corp 7% 3/10/2055 (d)		5,935,000	5,994,721
DaVita Inc 4.625% 6/1/2030 (c)		5,865,000	5,457,052
DaVita Inc 6.875% 9/1/2032 (c)		2,635,000	2,671,984
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		1,925,000	1,935,971
LifePoint Health Inc 10% 6/1/2032 (c)		715,000	697,019
ModivCare Inc 5% 10/1/2029 (c)		626,000	266,717
Molina Healthcare Inc 6.25% 1/15/2033 (c)(q)		3,475,000	3,450,059
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		1,753,000	1,680,382
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)(q)		1,220,000	1,160,147
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		3,727,162	3,693,394
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		185,000	174,825
Select Medical Corp 6.25% 12/1/2032 (c)		2,440,000	2,397,099
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		2,200,000	2,194,520
Tenet Healthcare Corp 4.25% 6/1/2029		3,575,000	3,377,698
Tenet Healthcare Corp 4.375% 1/15/2030		2,980,000	2,787,922
Tenet Healthcare Corp 6.125% 10/1/2028 (q)		2,915,000	2,916,562
Tenet Healthcare Corp 6.125% 6/15/2030		4,165,000	4,189,711
Tenet Healthcare Corp 6.25% 2/1/2027		610,000	611,235
Tenet Healthcare Corp 6.75% 5/15/2031 (q)		480,000	491,217
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		1,740,000	1,769,413
			66,328,485
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (c)(q)		295,000	293,773
IQVIA Inc 6.5% 5/15/2030 (c)(q)		1,525,000	1,555,968
			1,849,741
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		1,300,000	1,200,428
Charles River Laboratories International Inc 4% 3/15/2031 (c)		1,310,000	1,177,632
			2,378,060
Pharmaceuticals - 1.3%
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		1,845,000	1,787,159
Bausch Health Cos Inc 11% 9/30/2028 (c)		1,465,000	1,366,324
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		2,225,000	1,802,549
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		1,541,000	816,730
Bausch Health Cos Inc 5.5% 11/1/2025 (c)		8,797,000	8,632,057
Bausch Health Cos Inc 9% 12/15/2025 (c)		1,505,000	1,459,399
Jazz Securities DAC 4.375% 1/15/2029 (c)		1,715,000	1,633,633
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		3,344,000	3,171,715
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(q)		2,370,000	2,145,408
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)(q)		380,000	381,760
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)(q)		760,000	774,876
			23,971,610
TOTAL HEALTH CARE			107,601,075

Industrials - 8.7%
Aerospace & Defense - 1.3%
BWX Technologies Inc 4.125% 6/30/2028 (c)		3,780,000	3,583,548
Goat Holdco LLC 6.75% 2/1/2032 (c)		2,985,000	2,975,000
OneSky Flight LLC 8.875% 12/15/2029 (c)		1,875,000	1,920,769
Spirit AeroSystems Inc 9.75% 11/15/2030 (c)		1,145,000	1,266,732
TransDigm Inc 4.625% 1/15/2029		4,090,000	3,871,331
TransDigm Inc 6% 1/15/2033 (c)(q)		920,000	907,830
TransDigm Inc 6.375% 3/1/2029 (c)		2,690,000	2,716,956
TransDigm Inc 6.75% 8/15/2028 (c)		2,050,000	2,083,313
TransDigm Inc 6.875% 12/15/2030 (c)		3,840,000	3,933,370
TransDigm Inc 7.125% 12/1/2031 (c)		885,000	913,870
			24,172,719
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (c)(q)		5,686,000	5,896,331
Building Products - 1.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		350,000	345,262
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)(q)		1,330,000	1,342,363
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		1,562,000	1,541,216
Builders FirstSource Inc 4.25% 2/1/2032 (c)		3,750,000	3,381,535
Builders FirstSource Inc 6.375% 3/1/2034 (c)(q)		945,000	950,473
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		5,285,000	5,345,677
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		1,065,000	1,082,925
Masterbrand Inc 7% 7/15/2032 (c)		835,000	853,643
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		798,000	807,629
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		2,420,000	2,348,436
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		4,910,000	4,958,722
			22,957,881
Commercial Services & Supplies - 3.4%
ADT Security Corp/The 4.125% 8/1/2029 (c)(q)		1,715,000	1,611,374
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		4,485,000	4,149,803
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (c)		4,932,000	4,963,077
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		2,945,000	3,019,488
Artera Services LLC 8.5% 2/15/2031 (c)		9,776,000	9,659,127
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		6,500,000	6,697,813
Clean Harbors Inc 6.375% 2/1/2031 (c)		2,570,000	2,607,011
CoreCivic Inc 4.75% 10/15/2027		3,160,000	3,079,330
CoreCivic Inc 8.25% 4/15/2029		3,855,000	4,076,659
GEO Group Inc/The 10.25% 4/15/2031		2,580,000	2,828,047
GEO Group Inc/The 8.625% 4/15/2029		2,475,000	2,615,540
GFL Environmental Inc 3.5% 9/1/2028 (c)		910,000	857,803
GFL Environmental Inc 3.75% 8/1/2025 (c)		1,460,000	1,450,717
GFL Environmental Inc 5.125% 12/15/2026 (c)		1,460,000	1,453,975
GFL Environmental Inc 6.75% 1/15/2031 (c)		305,000	316,408
Madison IAQ LLC 5.875% 6/30/2029 (c)		1,890,000	1,821,811
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		3,208,000	2,734,820
Reworld Holding Corp 4.875% 12/1/2029 (c)		2,860,000	2,663,416
Waste Pro USA Inc 7% 2/1/2033 (c)		1,630,000	1,648,139
Williams Scotsman Inc 6.625% 6/15/2029 (c)		1,770,000	1,813,521
			60,067,879
Construction & Engineering - 0.6%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		2,180,000	2,164,086
Pike Corp 5.5% 9/1/2028 (c)		757,000	741,002
Pike Corp 8.625% 1/31/2031 (c)		3,042,000	3,243,812
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		4,215,000	4,267,054
			10,415,954
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (c)		2,060,000	1,906,596
Ground Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)		185,000	182,696
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (c)(q)		355,000	366,646
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		3,825,000	3,835,297
XPO Inc 6.25% 6/1/2028 (c)		460,000	466,082
XPO Inc 7.125% 2/1/2032 (c)(q)		2,815,000	2,904,942
XPO Inc 7.125% 6/1/2031 (c)(q)		760,000	785,318
			8,540,981
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)		2,550,000	2,425,687
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (c)		175,000	174,885
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)(q)		1,565,000	1,610,870
			4,211,442
Machinery - 0.0%
Mueller Water Products Inc 4% 6/15/2029 (c)		920,000	858,941
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (c)(q)		215,000	220,007
American Airlines Inc 8.5% 5/15/2029 (c)		1,465,000	1,543,457
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		1,885,417	1,884,339
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		1,805,000	1,908,170
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		615,000	507,032
			6,063,005
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (c)(q)		1,870,000	1,895,797
Corelogic Inc 4.5% 5/1/2028 (c)		150,000	140,446
TriNet Group Inc 3.5% 3/1/2029 (c)		4,210,000	3,872,899
TriNet Group Inc 7.125% 8/15/2031 (c)		875,000	897,992
			6,807,134
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)		880,000	907,496
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)(q)		735,000	745,150
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		1,910,000	1,992,795
Foundation Building Materials Inc 6% 3/1/2029 (c)		1,383,000	1,235,754
United Rentals North America Inc 6.125% 3/15/2034 (c)(q)		3,160,000	3,165,151
			8,046,346
TOTAL INDUSTRIALS			159,945,209

Information Technology - 3.9%
Communications Equipment - 0.6%
CommScope LLC 4.75% 9/1/2029 (c)		3,625,000	3,226,898
CommScope LLC 6% 3/1/2026 (c)		445,000	445,000
CommScope LLC 9.5% 12/15/2031 (c)		890,000	923,170
Viasat Inc 5.625% 9/15/2025 (c)		3,484,000	3,457,028
Viasat Inc 6.5% 7/15/2028 (c)		1,028,000	875,287
Viasat Inc 7.5% 5/30/2031 (c)		1,675,000	1,206,419
			10,133,802
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp 5% 12/15/2029 (c)(q)		2,560,000	2,463,649
Insight Enterprises Inc 6.625% 5/15/2032 (c)		1,280,000	1,301,438
Lightning Power LLC 7.25% 8/15/2032 (c)		1,850,000	1,910,791
Sensata Technologies Inc 3.75% 2/15/2031 (c)		735,000	648,627
Sensata Technologies Inc 6.625% 7/15/2032 (c)(q)		1,735,000	1,746,066
TTM Technologies Inc 4% 3/1/2029 (c)		1,735,000	1,627,157
			9,697,728
IT Services - 0.8%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		3,545,000	3,284,459
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		787,000	786,205
Ahead DB Holdings LLC 6.625% 5/1/2028 (c)		1,310,000	1,295,960
ASGN Inc 4.625% 5/15/2028 (c)		1,395,000	1,341,424
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (c)		2,400,000	2,429,522
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		4,200,000	3,882,014
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		855,000	847,196
			13,866,780
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (c)(q)		1,200,000	1,103,838
Entegris Inc 4.75% 4/15/2029 (c)		500,000	482,093
Entegris Inc 5.95% 6/15/2030 (c)		5,025,000	5,008,917
ON Semiconductor Corp 3.875% 9/1/2028 (c)		335,000	315,922
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(h)(k)		2,828,244	2,722,184
			9,632,954
Software - 1.2%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		959,000	942,686
Cloud Software Group Inc 8.25% 6/30/2032 (c)		3,875,000	4,027,737
Cloud Software Group Inc 9% 9/30/2029 (c)		8,413,000	8,616,191
Elastic NV 4.125% 7/15/2029 (c)		878,000	821,104
Gen Digital Inc 5% 4/15/2025 (c)		1,480,000	1,479,238
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		1,256,000	1,295,260
McAfee Corp 7.375% 2/15/2030 (c)		1,300,000	1,280,744
Rackspace Finance LLC 3.5% 5/15/2028 (c)		2,033,225	1,081,671
UKG Inc 6.875% 2/1/2031 (c)(q)		1,955,000	1,995,979
			21,540,610
Technology Hardware, Storage & Peripherals - 0.3%
Seagate HDD Cayman 5.75% 12/1/2034		1,955,000	1,904,955
Seagate HDD Cayman 8.25% 12/15/2029		715,000	766,893
Seagate HDD Cayman 8.5% 7/15/2031		875,000	936,713
Western Digital Corp 2.85% 2/1/2029		3,130,000	2,805,952
Western Digital Corp 3.1% 2/1/2032		1,300,000	1,090,831
Western Digital Corp 4.75% 2/15/2026		180,000	178,940
			7,684,284
TOTAL INFORMATION TECHNOLOGY			72,556,158

Materials - 6.2%
Chemicals - 2.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)		730,000	760,245
Chemours Co/The 4.625% 11/15/2029 (c)		3,145,000	2,792,401
Chemours Co/The 5.375% 5/15/2027		1,830,000	1,793,108
Chemours Co/The 5.75% 11/15/2028 (c)		3,530,000	3,349,053
Chemours Co/The 8% 1/15/2033 (c)		2,960,000	2,935,476
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (c)		3,015,000	2,970,588
GPD Cos Inc 10.125% 4/1/2026 (c)		1,835,000	1,809,635
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		4,193,277	3,732,017
LSB Industries Inc 6.25% 10/15/2028 (c)		940,000	925,778
Mativ Holdings Inc 8% 10/1/2029 (c)		1,892,000	1,802,654
Methanex US Operations Inc 6.25% 3/15/2032 (c)		1,325,000	1,322,446
Olin Corp 5% 2/1/2030		5,195,000	4,898,188
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		2,940,000	2,826,628
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)		775,000	789,047
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		4,500,000	4,764,231
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)		690,000	669,408
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		2,144,000	2,079,036
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		1,776,000	1,762,022
Tronox Inc 4.625% 3/15/2029 (c)		4,550,000	4,120,712
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		4,920,000	4,598,168
			50,700,841
Construction Materials - 0.9%
Eco Material Technologies Inc 7.875% 1/31/2027 (c)		4,215,000	4,286,453
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		8,375,000	8,375,000
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		2,790,000	2,790,000
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		575,000	612,979
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (c)		1,235,000	1,332,256
			17,396,688
Containers & Packaging - 1.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		3,000,000	2,618,365
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		2,930,000	2,914,458
Ball Corp 6% 6/15/2029		507,000	512,633
Berry Global Inc 4.5% 2/15/2026 (c)		669,000	663,468
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)		1,405,000	1,418,688
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		1,805,000	1,833,698
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		2,422,000	2,470,685
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		940,000	935,239
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		960,000	877,212
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		1,550,000	1,563,735
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)(q)		2,190,000	2,231,522
Sealed Air Corp 5% 4/15/2029 (c)		2,580,000	2,501,781
Sealed Air Corp 6.5% 7/15/2032 (c)		895,000	909,285
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)(q)		1,425,000	1,481,193
			22,931,962
Metals & Mining - 1.2%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		6,344,000	6,580,460
ATI Inc 7.25% 8/15/2030		820,000	849,591
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)		875,000	877,708
Cleveland-Cliffs Inc 7% 3/15/2032 (c)(q)		1,800,000	1,795,589
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)(q)		875,000	870,163
Commercial Metals Co 3.875% 2/15/2031		880,000	789,430
Commercial Metals Co 4.125% 1/15/2030		2,025,000	1,881,812
Kaiser Aluminum Corp 4.5% 6/1/2031 (c)(q)		280,000	251,434
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		770,000	741,983
Novelis Corp 3.875% 8/15/2031 (c)(q)		740,000	648,224
Novelis Inc/Ontario 6.875% 1/30/2030 (c)		4,450,000	4,555,730
Vibrantz Technologies Inc 9% 2/15/2030 (c)		2,580,000	2,359,725
			22,201,849
TOTAL MATERIALS			113,231,340

Real Estate - 3.0%
Diversified REITs - 1.2%
Safehold GL Holdings LLC 2.8% 6/15/2031		3,516,000	3,019,717
Safehold GL Holdings LLC 2.85% 1/15/2032		2,255,000	1,904,981
Safehold GL Holdings LLC 5.65% 1/15/2035		900,000	880,220
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		5,147,000	4,520,449
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		3,574,000	3,821,256
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		8,295,000	7,567,417
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		1,285,000	1,192,806
			22,906,846
Health Care REITs - 1.4%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)(q)		3,610,000	3,428,509
MPT Operating Partnership LP / MPT Finance Corp 3.325% 3/24/2025	EUR	3,270,000	3,384,180
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		3,930,000	2,635,157
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,525,000	1,928,969
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		4,710,000	4,217,963
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		3,034,000	3,034,551
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)(f)		2,335,000	2,371,211
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,673,000	3,936,579
			24,937,119
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)(q)		1,194,400	1,095,843
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (c)		429,000	332,210
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		975,000	791,318
Howard Hughes Corp/The 4.125% 2/1/2029 (c)		1,830,000	1,681,393
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		765,000	682,383
Kennedy-Wilson Inc 4.75% 2/1/2030 (q)		2,080,000	1,872,036
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		535,000	517,177
			6,972,360
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030 (q)		809,000	805,218
TOTAL REAL ESTATE			55,621,543

Utilities - 3.2%
Electric Utilities - 2.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (c)(q)		385,000	335,252
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		3,795,000	3,360,312
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		825,000	798,162
DPL Inc 4.125% 7/1/2025		2,005,000	1,998,394
DPL Inc 4.35% 4/15/2029		245,000	228,420
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (c)		905,000	858,628
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (c)(q)		490,000	492,995
NRG Energy Inc 3.375% 2/15/2029 (c)		2,565,000	2,346,294
NRG Energy Inc 3.625% 2/15/2031 (c)		930,000	819,382
NRG Energy Inc 5.25% 6/15/2029 (c)		2,640,000	2,571,827
NRG Energy Inc 5.75% 7/15/2029 (c)		3,425,000	3,365,271
NRG Energy Inc 6% 2/1/2033 (c)		1,760,000	1,719,587
NRG Energy Inc 6.25% 11/1/2034 (c)(q)		2,700,000	2,660,424
PG&E Corp 5.25% 7/1/2030		9,135,000	8,590,918
PG&E Corp 7.375% 3/15/2055 (d)		2,325,000	2,258,969
Vistra Operations Co LLC 5% 7/31/2027 (c)		1,945,000	1,917,420
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		935,000	934,614
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		2,700,000	2,699,522
Vistra Operations Co LLC 6.875% 4/15/2032 (c)(q)		1,895,000	1,949,775
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		5,440,000	5,742,813
			45,648,979
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 6.95% 7/15/2055 (d)(q)		4,487,000	4,384,525
Alpha Generation LLC 6.75% 10/15/2032 (c)		917,000	927,184
Calpine Corp 4.625% 2/1/2029 (c)		1,100,000	1,049,870
Calpine Corp 5.125% 3/15/2028 (c)		1,285,000	1,261,754
Sunnova Energy Corp 5.875% 9/1/2026 (c)		5,208,000	4,251,245
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		935,000	863,609
			12,738,187
TOTAL UTILITIES			58,387,166

TOTAL UNITED STATES			1,166,263,440
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		2,820,000	2,801,529
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)		1,625,000	1,665,625
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		3,705,000	3,921,520

TOTAL ZAMBIA			8,388,674
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,473,705,748)			1,477,469,544

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BP Capital Markets PLC 6.125% (d)(s)	865,000	862,920
Energy Transfer LP 6.625% (d)(s)	1,305,000	1,322,994
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (d)(e)(q)(s)	4,375,000	4,448,380
		6,634,294
Financials - 1.0%
Banks - 0.5%
Citigroup Inc 6.75% (d)(s)	805,000	819,487
Citigroup Inc 7.125% (d)(s)	1,560,000	1,624,806
JPMorgan Chase & Co 4.6% (d)(s)	2,155,000	2,204,578
JPMorgan Chase & Co 6.5% (d)(s)	1,815,000	1,835,127
M&T Bank Corp 5.125% (d)(s)	710,000	712,587
Wells Fargo & Co 6.85% (d)(s)	1,580,000	1,636,844
		8,833,429
Capital Markets - 0.2%
Goldman Sachs Group Inc/The 6.125% (d)(q)(s)	323,000	322,466
Goldman Sachs Group Inc/The 6.85% (d)(s)	3,580,000	3,618,114
		3,940,580
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (d)(s)	2,935,000	2,695,868
Ally Financial Inc 4.7% (d)(s)	2,270,000	2,199,196
Discover Financial Services 5.5% (d)(s)	520,000	514,165
		5,409,229
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(s)	837,000	829,049
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Air Lease Corp 4.125% (d)(s)	3,435,000	3,298,661
Air Lease Corp 6% (d)(s)	160,000	157,842
Aircastle Ltd 5.25% (c)(d)(s)	3,160,000	3,180,327
		6,636,830
TOTAL UNITED STATES		32,283,411
TOTAL PREFERRED SECURITIES (Cost $28,275,586)		32,283,411

U.S. Treasury Obligations - 5.0%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.59	44,959,000	43,650,623
US Treasury Notes 4% 2/15/2034	3.62 to 4.74	46,452,000	44,630,211
US Treasury Notes 4.25% 11/15/2034	4.57 to 4.61	2,195,000	2,143,898
US Treasury Notes 4.375% 5/15/2034	4.22 to 4.32	801,000	791,237
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,995,647)			91,215,969

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.37	48,141,951	48,151,579
Fidelity Securities Lending Cash Central Fund (v)(w)	4.37	113,075,135	113,086,443
TOTAL MONEY MARKET FUNDS (Cost $161,238,022)			161,238,022

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $1,952,027,307)	1,969,057,256
NET OTHER ASSETS (LIABILITIES) - (7.0)% (t)	(129,658,970)
NET ASSETS - 100.0%	1,839,398,286

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Mar 2025	1,808,641	(19,397)	(19,397)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,675,062 or 1.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,252,481,254 or 68.1% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,016,252 and $1,942,470, respectively.

(l)	Non-income producing
(m)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,393,770 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,986,288 or 0.3% of net assets.

(q)	Security or a portion of the security is on loan at period end.
(r)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Includes $22,100 of cash collateral to cover margin requirements for futures contracts.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.
(x)	Affiliated Fund

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/22 - 12/31/24	24,070,596

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,724,968	417,846,243	381,420,394	774,542	762	-	48,151,579	48,141,951	0.1%
Fidelity Securities Lending Cash Central Fund	66,847,611	318,782,605	272,543,773	260,519	-	-	113,086,443	113,075,135	0.5%
Total	78,572,579	736,628,848	653,964,167	1,035,061	762	-	161,238,022	161,217,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	20,336,289	4,152,012	-	2,956,012	-	(813,239)	23,675,062	2,418,290
	20,336,289	4,152,012	-	2,956,012	-	(813,239)	23,675,062	2,418,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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